Financial Risk Management - Summary of Financial Liabilities by Maturity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	₩ 46,543	₩ 60,547
Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	37,593	54,090
Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	49	62
Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	8,901	6,395
Carrying value
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	46,372	60,052
Carrying value | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	37,593	54,090
Carrying value | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	49	62
Carrying value | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	8,730	5,900
Less than 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	29,944	44,312
Less than 3 months | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	28,907	43,438
Less than 3 months | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	49	62
Less than 3 months | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	988	812
3 months ~ 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	10,673	11,357
3 months ~ 1 year | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	7,958	9,250
3 months ~ 1 year | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3 months ~ 1 year | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,715	2,107
1~2 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	3,330	3,548
1~2 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	728	1,402
1~2 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
1~2 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,602	2,146
2~3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,135	597
2~3 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
2~3 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
2~3 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,135	597
3~4 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	461
3~4 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0
3~4 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0
3~4 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	₩ 461
3~5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable		733
3~5 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable		0
3~5 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable		0
3~5 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable		₩ 733